Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 11 – Commitments and Contingencies

Effective March 1, 2020, the Company entered into a fifth amendment to a Lease Agreement for property located in Oceanside, CA. The lease consists of approximately 1,700 square feet and the amendment is for a term of 36 months and expires on April 30, 2023.

Total rent expense for the nine months is $18,783.

The lease will expire in 2023. The weighted average discount rate used for this lease is 5% (average borrowing rate of the Company). Maturities of Leases were:

Future minimum lease payments as of December 31, 2022, are as follows:

For the year ending December 31,

2022	$6,249
2023	$8,612

As of March 25, 2022, we entered into an asset transfer and license agreement, which will be amortized over the life of the agreement. The agreement is for five years. The Company has made an initial payment of $200,000. Within six months, the Company will make a second payment of $1.8 million. The Company has not made the payment yet. This has not affected the agreement.

Note 13 – Commitments and Contingencies

Effective March 1, 2020, the Company entered into a fifth amendment to a Lease Agreement for property located in Oceanside, CA. The lease consists of approximately 1,700 square feet and the amendment is for a term of 36 months and expires on April 30, 2023.

During the year ended December 31, 2021 and 2020, the Company incurred rent expense of $22,768 and $25,993.

The lease will expire in 2023. The weighted average discount rate used for this lease is 5% (average borrowing rate of the Company). Maturities of Leases were:

2022	26,460
2023	8,911
Total lease payment	35,371
Less: Imputed Interest	(1,187)
Present value of lease liabilities	34,184
Current portion	(25,374)
Non-current portion	8,810

Effective November 8, 2019, the Company entered into a royalty agreement with one of the officers, refer to Note 9.